Tax charge from continuing operations - 2018 and 2017 actual tax rate of relevant business operations (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of income taxes [Line Items]
Adjusted IFRS operating profit based on longer-term investment returns	15.00%	15.00%	21.00%
Profit before tax	(2.00%)	16.00%	32.00%
Unallocated to a segment (other operations)
Disclosure of income taxes [Line Items]
Adjusted IFRS operating profit based on longer-term investment returns	10.00%	14.00%	13.00%
Profit before tax	10.00%	13.00%	14.00%
Asia | Operating segments
Disclosure of income taxes [Line Items]
Adjusted IFRS operating profit based on longer-term investment returns	13.00%	14.00%	14.00%
Profit before tax	11.00%	17.00%	12.00%
US | Operating segments
Disclosure of income taxes [Line Items]
Adjusted IFRS operating profit based on longer-term investment returns	14.00%	16.00%	25.00%
Profit before tax	48.00%	15.00%	67.00%